As filed with the Securities and Exchange Commission
                                 on May 7, 1999
                       Registration No. 2-97817; 811-4305

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                         Post-Effective Amendment No. 61                [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                     Amendment No. 63                   [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

           Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
           Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
           Morrison & Foerster LLP                        & Frankel
           2000 Pennsylvania Ave., N.W.               919 3rd Avenue
           Suite 5500                                 New York, New York 10022
           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant        [ ]   on (date)  pursuant
          to Rule 485(b), or                            to Rule 485(b), or
     [X]  60 days after filing pursuant           [ ]   on (date) pursuant
          to Rule 485(a), or                            to Rule 485(a).
     [ ]  75 days after filing pursuant to        [ ]   on (date) pursuant to
           paragraph (a)(2)                        paragraph(a)(2) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

        The Registrant is filing this Post-Effective Amendment No. 61 to the Trust's Registration Statement for the purpose of filing the prospectus for Nations Municipal Bond Funds prepared under new Form N-1A. The Statement of Additional Information is incorporated by reference from Post-Effective Amendment No. 59 as filed on April 16, 1999.

                               NATIONS FUND TRUST
                              CROSS REFERENCE SHEET



Part A
Item No.                                                  Prospectus
--------                                                  ----------
 1.   Front and Back Cover Pages .....................    Front and Back Cover Pages

 2.   Risk/Return Summary: Investments, Risks
      and Performance..................................   About this Prospectus

 3.   Risk/Return Summary: Fee Tables...............      About the Funds; Financial Highlights

 4.  Investment Objectives, Principal
     Investment Strategies, and Related Risks.........    About the Funds; Other Important
                                                          Information

 5.  Management's Discussion of Fund
     Performance......................................    About the Funds

 6.  Management, Organization, and
     Capital Structure................................    What's Inside; About the Funds;
                                                          How the Funds Are Managed;
                                                          About your Investment

 7.  Shareholder Information..........................    About the Funds; About your
                                                          Investment

 8.  Distribution Arrangements........................    Information for Investors

 9.  Financial Highlights Information.................    Financial Highlights; About the Funds



Part B
Item No.
--------

10.  Cover Page and Table of Contents.................    Cover Page and Table of Contents

11.  Fund History.....................................    Introduction

12.  Description of the Fund and Its
     Investments and Risks............................    Additional Information on Portfolio
                                                          Investments


13.  Management of the Funds..........................    Trustees And Officers; Investment
                                                          Advisory, Administration, Custody Transfer
                                                          Agency, Shareholder Servicing and Distribution
                                                          Agreements
14.  Control Persons and Principal
     Holders of Securities............................    Not Applicable

15.  Investment Advisory and Other Services...........    Investment Advisory,
                                                          Administration, Custody, Transfer Agency,
                                                          Shareholder Servicing And Distribution Agreements

16.  Brokerage Allocation and Other Practices.........    Portfolio Transactions and
                                                          Brokerage--General Brokerage Policy

17.  Capital Stock and Other
     Securities.......................................    Description Of Shares;
                                                          Investment Advisory, Administration, Custody,
                                                          Transfer Custody, Transfer Agency, Shareholder
                                                          Servicing And Distribution Agreements

18.  Purchase, Redemption and Pricing
     of Shares........................................    Net Asset Value -- Purchases
                                                          And Redemptions; Distributor

19.  Taxation of the Fund.............................    Additional Information Concerning
                                                          Taxes

20.  Underwriters.....................................    Investment Advisory,
                                                          Administration Custody, Transfer Agency
                                                          Shareholder Servicing And Distribution
                                                          Agreements; Distributor

21.  Calculation of Performance Data..................    Additional Information on
                                                          Performance

22.  Financial Statements.............................    Independent Accountant and
                                                          Reports



Part C
Item No.                                              Other Information
--------                                              -----------------

                                                      Information required to be
                                                      included in Part C is set
                                                      forth under the
                                                      appropriate Item, so
                                                      numbered, in Part C of
                                                      this Document

[GRAPHIC GOES HERE]

PROSPECTUS
                                                                  August 1, 1999



Municipal Bond Funds
NATIONS SHORT-TERM MUNICIPAL INCOME FUND
NATIONS INTERMEDIATE MUNICIPAL BOND FUND
NATIONS MUNICIPAL INCOME FUND


          o        Investor A Shares
          o        Investor B Shares
          o        Investor C Shares

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GRAPHIC GOES HERE]
-------------------
NOT FDIC-
INSURED
-------------------
MAY LOSE VALUE
-------------------
NO BANK GUARANTEE
-------------------

NF-00000-8/99

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------




                      TERMS USED IN THIS PROSPECTUS

                      IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


                      YOU'LL FIND TERMS USED IN
                      THIS PROSPECTUS ON PAGE 0.



                      FOR MORE INFORMATION


                      YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

This booklet, which is called a prospectus, tells you about some of the Nations Funds municipal bond funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

These Funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in MUNICIPAL SECURITIES. Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall, so there's a risk that you'll lose money, or you may not earn as much as you expect.

This makes these Funds best suited for investors who want to reduce taxes on their investment income, or are planning to invest their money for at least two years. These Funds may not be suitable for people who are not prepared to accept or are unable to bear the risks associated with fixed income securities, or who have short-term investment goals.

All of the Nations Funds municipal bond funds are managed to emphasize income potential balanced with the potential for price appreciation. All of the Funds invest in securities that have medium to high credit ratings. The main difference between the Funds is their DURATION--a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. Funds with longer durations generally have the potential to earn more income than funds that invest in shorter term securities, but they also have more risk because their prices tend to change more when interest rates change.

The table below is designed to help you understand the differences between the Funds and their relative income and risk potential--you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.




                                                                Income       Risk
                                                 Duration       potential    potential
                      Nations Short-Term
                      Municipal Income Fund  1.25 to 2.75 yrs      low         low

                      Nations Intermediate
                      Municipal Bond Fund    3 to 6 yrs            moderate    moderate

                      Nations Municipal
                      Income Fund            6 to 9 yrs            high        high

                      You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.

                      If you have any questions about the Funds, please call us at 1-800-321-7854 or contact your investment professional.

WHAT'S INSIDE
--------------------------------------------------------------------------------



BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER--TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

YOU'LL FIND MORE ABOUT BAAI AND TRADESTREET STARTING ON PAGE 0.

THE MUNICIPAL BOND FUNDS PROVIDE MONTHLY INCOME THAT IS GENERALLY FREE FROM FEDERAL TAX BY INVESTING PRIMARILY IN MUNICIPAL SECURITIES.



ABOUT THE FUNDS

MUNICIPAL BOND FUNDS
NATIONS SHORT-TERM MUNICIPAL INCOME FUND                  00
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------
NATIONS INTERMEDIATE MUNICIPAL BOND FUND                  00
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------
NATIONS MUNICIPAL INCOME FUND                             00
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------
OTHER IMPORTANT INFORMATION                               00
----------------------------------------------------
HOW THE FUNDS ARE MANAGED                                 00
----------------------------------------------------


ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS                                 00
    Choosing a share class                                00
    Buying, selling and exchanging shares                 00
    How selling agents are paid                           00
    Distributions and taxes                               00
----------------------------------------------------
FINANCIAL HIGHLIGHTS                                      00
----------------------------------------------------
TERMS USED IN THIS PROSPECTUS                             00
----------------------------------------------------
WHERE TO FIND MORE INFORMATION                    BACK COVER


ABOUT THE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

                          ABOUT THE SUB-ADVISER



                          TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                          YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.


                          LOWEST RISK, LOWEST INCOME POTENTIAL

                          THIS FUND HAS THE LOWEST RISK OF THE NATIONS FUNDS MUNICIPAL BOND FUNDS BECAUSE IT HAS A DURATION OF LESS THAN THREE YEARS. THIS MEANS THE FUND'S VALUE TENDS TO CHANGE LESS WHEN INTEREST RATES CHANGE, BUT IT COULD ALSO EARN LESS INCOME THAN FUNDS WITH LONGER DURATIONS.

NATIONS SHORT-TERM MUNICIPAL INCOME FUND



INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.


PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES, which pay interest that is generally free from federal income tax.

        The Fund may invest up to 20% of its assets in:
        o  short-term DEBT SECURITIES that are taxable
        o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS


        The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

        The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be less than three years, and its DURATION will be between 1.25 and 2.75 years.

When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.
o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

o tries to manage risk by diversifying the Fund's investments in securities of many different issuers


                          YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 0 AND IN THE SAI.

    RISKS AND OTHER THINGS TO CONSIDER

    Nations Short-Term Municipal Income Fund has the following general risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

    o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

    o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

    o TAX CONSIDERATIONs - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

        THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.



    A LOOK AT THE FUND'S PERFORMANCE

    Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

    YEAR BY YEAR TOTAL RETURN (%)

[GRAPHIC GOES HERE]

  BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best -- 0 quarter 1900:           0%
  Worst -- 0 quarter 1900:          0%
  Year-to-date return as of 00:     0%







  AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                         1 year     5 years  10 years
Investor A Shares                        0.00%      0.00%    0.00%
Investor B Shares                        0.00%      0.00%    0.00%
Investor C Shares                        0.00%      0.00%    0.00%
Lehman 3-Year Municipal Bond Index       0.00%      0.00%    0.00%

        The Lehman 3-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.


        THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.



   WHAT IT COSTS TO INVEST IN THE FUND

                                              INVESTOR A  INVESTOR B  INVESTOR C
                                                SHARES      SHARES      SHARES
Fees you pay directly
    Maximum sales charge (load)
    when you buy your shares                       1.00%      none      none
    Maximum deferred sales charge (load)
    when you sell your shares                      none(1)    none      1.00%(2)
    Redemption fee, as a percentage
    of the amount sold                             none(3)    none      none


    Ongoing fees and expenses deducted from the Fund's assets
    (the fund's operating expenses)(4)

    Management fees                                0.50%      0.50%     0.50%
    Distribution (12b-1) and service fees          0.25%      1.00%     1.00%
    Other expenses                                 0.27%      0.27%     0.27%
    Total annual fund operating expenses           1.02%      1.77%     1.77%

    (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

    (2) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

    (3) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

    (4) The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Investor A Shares, 0.00% for Investor B Shares, and 0.00% for Investor C Shares. There is no guarantee that these waivers and reimbursements will continue after this date.

    EXAMPLE
    This example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    This example assumes:

    o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

    o    your investment has a 5% return each year

    o the Fund's operating expenses remain the same as shown in the table above.

    This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


        If you sold all your shares at the end of the period, your costs would be:

                         1 year   3 years  5 years    10 years
  Investor A Shares       $000     $000     $000       $000
  Investor B Shares       $000     $000     $000       $000
  Investor C Shares       $000     $000     $000       $000

         If you bought Investor B Shares and didn't sell them, your costs would be:


                          1 year   3 years  5 years    10 years
  Investor B Shares        $000    $000     $000       $000


        ABOUT THE SUB-ADVISER

        TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


        YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.


        MODERATE RISK, MODERATE INCOME POTENTIAL
        THIS FUND HAS MODERATE RISK COMPARED WITH THE OTHER NATIONS FUNDS MUNICIPAL BOND FUNDS BECAUSE IT HAS A DURATION OF BETWEEN THREE AND SIX YEARS.

        ITS VALUE WILL CHANGE MORE WHEN INTEREST RATES CHANGE THAN THE VALUE OF THE NATIONS SHORT-TERM MUNICIPAL INCOME FUND, BUT IT COULD ALSO EARN MORE INCOME.

        ITS VALUE WILL CHANGE LESS WHEN INTEREST RATES CHANGE THAN THE VALUE OF THE NATIONS MUNICIPAL INCOME FUND, BUT IT ALSO COULD EARN LESS INCOME.



NATIONS INTERMEDIATE MUNICIPAL INCOME FUND

    INVESTMENT OBJECTIVE

    This Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

    PRINCIPAL INVESTMENT STRATEGIES

    This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES, which pay interest that is generally free from federal income tax.

    The Fund may invest up to 20% of its assets in:

    o    short-term DEBT SECURITIEs that are taxable
    o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

    The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

    The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

    When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

    o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.
    o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash rates change than the flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

        YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 0 AND IN THE SAI.







    o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
    o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

    RISKS AND OTHER THINGS TO CONSIDER
    Nations Intermediate Municipal Income Fund has the following general risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

    o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

    o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

    o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

    A LOOK AT THE FUND'S PERFORMANCE

    Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.




        THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.






         YEAR BY YEAR TOTAL RETURN (%)

[GRAPHIC GOES HERE]



   BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

   Best  -- 0 Quarter 1900:        0%
   Worst -- 0 Quarter 1900:        0%
   Year-to-date Return as of 00:   0%







   AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                              1 Year     5 Years  10 Years

   Investor A Shares                           O.00%      O.00%    O.00%
   Investor B Shares                           O.00%      O.00%    O.00%
   Investor C Shares                           O.00%      O.00%    O.00%
   Lehman 7-Year Municipal Bond Index          O.00%      O.00%    0.00%

        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

   WHAT IT COSTS TO INVEST IN THE FUND

                                                Investor A   Investor B  Investor C
                                                  Shares        Shares     Shares
   Fees You Pay Directly
        Maximum Sales Charge (Load)
        when you buy your shares                    3.25%      none      none
        Maximum deferred sales charge (load)
        when you sell your shares                   1.00%(1)   3.00%(2)  1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                          none(4)    none      none

        ONGOING FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
        (THE FUND'S OPERATING EXPENSES)(5)
        Management fees                             0.50%      0.50%     0.50%
        Distribution (12b-1) and service fees       0.25%      1.00%     1.00%
        Other expenses                              0.24%      0.24%     0.24%
        Total annual fund operating expenses        0.99%      1.74%     1.74%

    (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.
    (2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.
    (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.
    (4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell

        THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

         them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.
    (5) The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Investor A Shares, 0.00% for Investor B Shares, and 0.00% for Investor C Shares. There is no guarantee that these waivers and reimbursements will continue after this date.

    EXAMPLE

    This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

    This example assumes:

    o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
    o    your investment has a 5% return each year

    o the Fund's operating expenses remain the same as shown in the table above.

    If you sold all your shares at the end of the period, your costs would be:


                             1 year   3 years  5 years    10 years
  Investor A Shares           $000     $000     $000       $000
  Investor B Shares           $000     $000     $000       $000
  Investor C Shares           $000     $000     $000       $000

  If you bought Investor B Shares and didn't sell them, your costs would be:

                             1 year   3 years  5 years    10 years
  Investor B Shares           $000      $000     $000       $000

        ABOUT THE SUB-ADVISER

        TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

        YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.



        HIGHEST RISK, HIGHEST INCOME POTENTIAL

        THIS FUND HAS THE HIGHEST RISK OF THE NATIONS FUNDS MUNICIPAL BOND FUNDS BECAUSE IT HAS A DURATION OF BETWEEN SIX AND NINE YEARS. THIS MEANS THE FUND'S VALUE TENDS TO CHANGE MORE WHEN INTEREST RATES CHANGE, BUT IT COULD ALSO EARN MORE INCOME THAN FUNDS WITH SHORTER DURATIONS.

NATIONS MUNICIPAL INCOME FUND



    INVESTMENT OBJECTIVE

    This Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

    PRINCIPAL INVESTMENT STRATEGIES

    This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities, which pay interest that is generally free from federal income tax.

    The Fund may invest up to 20% of its assets in:

    o    short-term DEBT SECURITIES that are taxable

    o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

    The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

    The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

    When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

    o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.
    o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based

        YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 0 AND IN THE SAI.






    on supply and demand conditions for bonds.

    o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
    o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

    RISKS AND OTHER THINGS TO CONSIDER


   Nations Municipal Income Fund has the following general risks:

    o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

    o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

    o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

    o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

    A LOOK AT THE FUND'S PERFORMANCE

    Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will

        THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.




        THERE ARE TWO KINDS OF FEES -- THOSE YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


    vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

    YEAR BY YEAR TOTAL RETURN (%)

 [bar chart here]

  BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:
  Best -- 0 quarter 1900:               0%
  Worst -- 0 quarter 1900:              0%

  Year-to-date return as of 0:          0%







    AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                             1 year  5 years   10 years
Investor A Shares                            0.00%     0.00%    0.00%
Investor B Shares                            0.00%     0.00%    0.00%
Investor C Shares                            0.00%     0.00%    0.00%
Lehman Municipal Bond Index                  0.00%     0.00%    0.00%

    The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

   WHAT IT COSTS TO INVEST IN THE FUND

                                               Investor A  Investor B  Investor C
                                                 Shares     Shares      Shares
   FEES YOU PAY DIRECTLY
   Maximum sales charge (load)
         when you buy your shares                  4.75%      none      none
         Maximum deferred sales charge (load)
         when you sell your shares                 none(1)    5.00%(2)  1.00%(3)
         Redemption fee, as a percentage
         of the amount sold                        none(4)    none      none

         ONGOING FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
         (THE FUND'S OPERATING EXPENSES) (5)
         Management fees                           0.60%      0.60%     0.60%
         Distribution (12b-1) and service fees     0.25%      1.00%     1.00%
         Other expenses                            0.24%      0.24%     0.24%
         Total annual fund operating expenses      1.09%      1.84%     1.84%

    (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

    (2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

    (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

    (4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please

        THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.








         see page 0 for details.

    (5) The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Investor A Shares, 0.00% for Investor B Shares, and 0.00% for Investor C Shares. There is no guarantee that these waivers and reimbursements will continue after this date.

    EXAMPLE

    This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

    This example assumes:

    o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
    o    your investment has a 5% return each year
    o the Fund's operating expenses remain the same as shown in the table above.

    If you sold all your shares at the end of the period, your costs would be:

                             1 year   3 years  5 years    10 years
Investor A Shares             $000     $000     $000       $000
Investor B Shares             $000     $000     $000       $000
Investor C Shares             $000     $000     $000       $000

    If you bought Investor B Shares and didn't sell them, your costs would be:

                             1 year   3 years  5 years    10 years
Investor B Shares             $000     $000     $000       $000

    OTHER IMPORTANT INFORMATION

    You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 0. The following are some other risks and information you should consider before you invest:

    o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY NATIONSBANK, N.A. (NATIONSBANK), BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

    o AFFILIATES OF NATIONSBANK AND BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

    O CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

    O HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

    O INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

    o PORTFOLIO TURNOVER - A Fund that replaces--or turns over--more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

    o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after

         January 1, 2000.

All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

        BANC OF AMERICA ADVISORS, INC.
        ONE BANK OF AMERICA PLAZA
        CHARLOTTE, NORTH CAROLINA 28255



        HOW THE FUNDS ARE MANAGED


    INVESTMENT ADVISER
    BAAI is the investment adviser to the municipal bond funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family (Nations Funds).

    BAAI is a registered investment adviser. It's a wholly owned subsidiary of NationsBank, which is owned by BankAmerica
    Corporation.

    Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

    BAAI has agreed to waive fees or reimburse expenses for certain Funds until August 1, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

    The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

    ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                              MAXIMUM          ACTUAL FEE PAID
                                              ADVISORY FEE   LAST FISCAL YEAR

  Nations Short-Term Municipal Income Fund        0.00            0.00
  Nations Intermediate Municipal Bond Fund        0.00            0.00
  Nations Municipal Income Fund                   0.00            0.00

        TRADESTREET INVESTMENT ASSOCIATES, INC.
        ONE BANK OF AMERICA PLAZA
        CHARLOTTE, NORTH CAROLINA 28255










        STEPHENS INC.
        111 CENTER STREET
        LITTLE ROCK, ARKANSAS INC., 72201










        FIRST DATA INVESTOR
        SERVICES GROUP, INC.
        ONE EXCHANGE PLACE
        BOSTON, MASSACHUSETTS 02109




INVESTMENT SUB-ADVISER
Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

TRADESTREET INVESTMENT ASSOCIATES, INC.
TradeStreet is a registered investment adviser and a wholly-owned subsidiary of NationsBank. Its management expertise covers all major domestic asset classes.

Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

TradeStreet is the investment sub-adviser to the Funds. TradeStreet's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

OTHER SERVICE PROVIDERS


The Funds are distributed and co-administered by Stephens a registered broker/dealer. Stephens may pay service to companies that assist investors in buying shares of the Funds.

BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. BAAI and Stephens receive a combined monthly fee of [0.22%] from the Funds for their services, based on the annual rate of the average daily net assets of the Funds, as well as certain out of pocket expenses.

First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------





        WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.








        FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1-800-321-7854.










        FOR MORE INFORMATION ABOUT DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES, SEE HOW SELLING AGENTS ARE PAID.















    CHOOSING A SHARE CLASS


Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.




                                          Nations Short-Term       Nations Intermediate       Nations Municipal
                                          Municipal Income Fund    Municipal Bond Fund        Income Fund
Investor A Shares
Maximum amount you can buy                no limit                 no limit                   no limit
Maximum front-end sales charge            1.00%                    3.25%                      4.75%
Maximum deferred sales charge             none(1)                  none(1)                    none(1)
Redemption fee                            none(2)                  none                       none
Maximum annual distribution (12b-1)
and shareholder servicing fees            0.25% combined fee(3)    0.25% combined fee         0.25% combined fee
Conversion feature                        none                     none                       none

    (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.
    (2) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.
    (3)  This Fund pays this fee under a separate servicing plan.

Investor B Shares
Maximum amount you can buy                [$250,000]               $250,000                   $250,000
Maximum front-end sales charge            [none]                   none                       none
Maximum deferred sales charge             [none]                   3.00%                      5.00%
Redemption fee                            [none                    none                       none
Maximum annual distribution (12b-1)       [0.75% distribution      0.75% distribution         0.75% distribution
and shareholder servicing fees            (12b-1) fee]             (12b-1) fee                (12b-1) fee
                                          [0.25% service fee]      0.25% service fee          0.25% service fee
Conversion feature                        [yes]                    yes                        yes

Investor C Shares
Maximum amount you can buy                no limit                 no limit                   no limit
Maximum front-end sales charge            none                     none                       none
Maximum deferred sales charge             1.00%                    1.00%                      1.00%
Redemption fee                            none                     none                       none
Maximum annual distribution (12b-1)       0.75% distribution       0.75% distribution         0.75% distribution
and shareholder servicing fees            (12b-1) fee              (12b-1) fee                (12b-1) fee
                                          0.25% service fee        0.25% service fee          0.25% service fee
Conversion feature                        no                       no                         no

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or CDSC that applies and when you're required to pay the charge.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares, which means that Investor A Shares can be expected to earn relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can accumulate distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

        THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

        THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED BY A FUND FOR A SHARE AT THE END OF EVERY BUSINESS DAY.





    ABOUT INVESTOR A SHARES


    There is no limit to the amount you can invest in Investor A Shares. You may pay a front-end sales charge when you buy your shares, or in some cases, a contingent deferred sales charge (CDSC) when you sell your shares.

    FRONT-END SALES CHARGE

    You'll pay a front-end sales charge when you buy Investor A Shares, unless:

    o you qualify for a reduction or waiver of the sales charge. You can find out if you qualify for a reduction or waiver in WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE.

    o    you're reinvesting dividends or distributions

    The sales charge you'll pay depends on the Fund you're buying, and the amount you're investing -- the larger the investment, the smaller the sales charge.

                                                                     Amount
                                                                    retained
                           Sales charge    Sales charge         by selling agents
                           as a % of the   as a % of the           as a % of the
                           offering price net asset value        offering price
  Amount you bought           per share      per share              per share

  Nations Short-Term Municipal Income Fund
  $0 - $99,999                 1.00%          1.01%                   0.75%
  $100,000 - $249,999          0.75%          0.76%                   0.50%
  $250,000 - $999,999          0.50%          0.50%                   0.40%
  $1,000,000 or more           0.00%          0.00%                   minimum 1.00%(1)

  Nations Intermediate Municipal Bond Fund
  $0 - $99,999                 3.25%          3.36%                   3.00%
  $100,000 - $249,999          2.50%          2.56%                   2.25%
  $250,000 - $499,999          2.00%          2.04%                   1.75%
  $500,000 - $999,999          1.50%          1.53%                   1.25%
  $1,000,000 or more           0.00%          0.00%                   minimum 1.00%(1)

  Nations Municipal Income Fund
  $0 - $49,999                 4.75%          4.99%                   4.25%
  $50,000 - $99,999            4.50%          4.71%                   4.00%
  $100,000 - $249,999          3.50%          3.63%                   3.00%
  $250,000 - $499,999          2.50%          2.56%                   2.25%
  $500,000 - $999,999          2.00%          2.04%                   1.75%
  $1,000,000 or more           0.00%          0.00%                   minimum 1.00%(1)

    (1)  1.00% on the first $3,000,000, plus 0.50% on the next $47,000,000, plus
         0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within two years from the time they were bought. Please see HOW SELLING AGENTS ARE
         PAID for more information.



    CONTINGENT DEFERRED SALES CHARGE
    You'll pay a CDSC if you buy $1,000,000 or more of Investor A Shares and sell them within two years of buying them.

   If you sell your shares            You'll pay a CDSC of
   during the first year you own them             1.00%
   during the second year you own them            0.50%

    The CDSC is calculated from the day your purchase is accepted (the TRADE
    DATE). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

    You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested dividends and distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

    REDEMPTION FEE
    There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them

o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

    This fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

    ABOUT INVESTOR B SHARES


    You can buy up to $250,000 of Investor B Shares in total. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them. Investor B Shares are not available for Nations Short-Term Municipal Income Fund.

    CONTINGENT DEFERRED SALES CHARGE

    You'll pay a CDSC when you sell your Investor B Shares, unless:

o        you bought the shares on or after January 1, 1996 and before August 1,
         1997

o        you received the shares from reinvested dividends and distributions

o you qualify for a reduction or waiver of the sales charge. You can find out how to qualify for a reduction or waiver on page 0.

    The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

    Your selling agent receives a commission when you buy Investor B Shares. Please see HOW SELLING AGENTS ARE PAID for more information.



NATIONS INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
If you sell your shares during the                                   You'll pay a CDSC of
following year:
------------------------------------------------------------------------------------------------------------------------------------

                                   -------------------------------------------------------------------------------------------------
                                                                                                                Shares you   Shares
                                                                                                                bought on    you
                                   Shares you                                                                   or after     bought
                                   bought after         Shares you bought between 8/1/1997 and 11/15/1998       1/1/1996     before
                                   11/15/1998                       in the following amounts:                  and before   1/1/1996
                                                                                                                8/1/1997


                                                          $0 - $499,999            $500,000 - $999,999

the first year you own them             3.0%                  3.0%                         2.0%                    zero       4.0%
the second year you own them            3.0%                  2.0%                         1.0%                    zero       3.0%
the third year you own them             2.0%                  1.0%                         zero                    zero       3.0%
the fourth year you own them            1.0%                  zero                         zero                    zero       2.0%
the fifth year you own them             zero                  zero                         zero                    zero       2.0%
the sixth year you own them             zero                  zero                         zero                    zero       1.0%
after six years of owning them          zero                  zero                         zero                    zero       zero
------------------------------------------------------------------------------------------------------------------------------------




NATIONS MUNICIPAL INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
If you sell your shares during the                                   You'll pay a CDSC of
following year:
------------------------------------------------------------------------------------------------------------------------------------

                                   -------------------------------------------------------------------------------------------------
                                                                                                              Shares you    Shares
                                                                                                              bought on     you
                                   Shares you                                                                 or after      bought
                                   bought after        Shares you bought between 8/1/1997 and 11/15/1998      1/1/1996      before
                                   11/15/1998                      in the following amounts:                  and before    1/1/1996
                                                                                                              8/1/1997
                                                    $0 - $249,999    $250,000 - $499,999      $500,000 -
                                                                                               $999,999

the first year you own them             5.0%             4.0%               3.0%                 2.0%             zero        5.0%
the second year you own them            4.0%             3.0%               2.0%                 1.0%             zero        4.0%
the third year you own them             3.0%             3.0%               1.0%                 zero             zero        3.0%
the fourth year you own them            3.0%             2.0%               zero                 zero             zero        2.0%


the fifth year you own them             2.0%             1.0%               zero                 zero             zero        2.0%
the sixth year you own them             1.0%             zero               zero                 zero             zero        1.0%
after six years of owning them          zero             zero               zero                 zero             zero        zero
------------------------------------------------------------------------------------------------------------------------------------

    The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

    ABOUT THE CONVERSION FEATURE
    Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

    NATIONS INTERMEDIATE MUNICIPAL BOND FUND


                                                         Will convert to Investor A Shares after
                   Investor B Shares you bought          you've owned them for
                   after November 15, 1998               eight years
                   between August 1, 1997
                   and November 15, 1998
                       $0 - $499,999                     six years
                       $500,000 - $999,999               five years
                   before August 1, 1997                 six years


    NATIONS MUNICIPAL INCOME FUND

                                                         Will convert to Investor A Shares after
                   Investor B Shares you bought          you've owned them for

                   after November 15, 1998               eight years
                   between August 1, 1997
                   and November 15, 1998
                       $0 - $249,999                     nine years
                       $0 - $499,999                     six years
                       $500,000 - $999,999               five years
                   before August 1, 1997                 eight years

    The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

    Here's how the conversion works:

o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

o Shares are converted at the end of the month in which they become eligible for conversion.

o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

o Any Investor B Shares you received from reinvested dividends or distributions will convert to Investor A Shares at the same time the original purchase is converted.

o If you exchange Investor B Shares of Funds other than money market funds, the conversion date is based on the trade date of your original purchase.

    ABOUT INVESTOR C SHARES


    There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

    CONTINGENT DEFERRED SALES CHARGE

    You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

    o you're reinvesting dividends or distributions

    o you qualify for a reduction or waiver of the CDSC. You can find out how to qualify for a reduction or waiver on page 00.

    The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

    Your selling agent receives a commission when you buy Investor C Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

        PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.




        YOU SHOULD TELL YOUR INVESTOR INVESTMENT PROFESSIONAL OWN THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER AT THE TIME YOU MAKE THE TRANSACTION.







        WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.








WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE



FRONT-END SALES CHARGES
(Investor A Shares)

There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

O   COMBINE PURCHASES YOU'VE ALREADY MADE
    Rights of accumulation allow you to combine the value of A, Investor B and Investor C Shares you already (except money market funds and index funds) with Investor A Shares you've recently bought to calculate the sales charge. You'll pay a sales charge on the current net asset value or the original purchase cost, whichever is higher.

o   COMBINE PURCHASES YOU PLAN TO MAKE
    By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

O   COMBINE PURCHASES WITH FAMILY MEMBERS
    You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Purchases of money market funds don't qualify.

The following people can buy Investor A Shares without paying a front-end sales charge:

o full-time employees and retired employees of BankAmerica Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

o accounts opened by a bank, trust company or thrift institution, acting as a fiduciary

o individuals receiving a distribution from a NationsBank trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Investors who transfer their proceeds to a fiduciary account may continue to buy shares in the Funds without paying a front-end sales charge.

o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

o registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

o registered personnel and employees of these broker/dealers may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of their employer as long as these purchases are made for their own investment purposes

o   employees or partners of any service provider to the Funds

o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

CONTINGENT DEFERRED SALES CHARGES
(Investor A, Investor B and Investor C Shares)

You won't pay a CDSC on the following transactions:

o shares sold following the death or disability (as defined in the Internal Revenue Code of 1986 (the tax code)) of a shareholder, including a registered joint owner

o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

o shares sold because Nations Funds combine with another registered company through a merger, acquisition of assets or other transaction

o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000.

We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustee or director of the Nations Funds or other management companies managed by Bank of America.

You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT 1-800-321-7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.









        YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.








        BUYING, SELLING AND EXCHANGING SHARES


You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1-800-321-7854. The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

Please contact your investment professional or selling agent, or call us at 1-800-321-7854 if you have any questions about how to place an order or set up one of our automatic plans.




                     WAYS TO BUY,       HOW MUCH YOU CAN BUY, SELL OR EXCHANGE      OTHER THINGS TO KNOW
                     SELL OR EXCHANGE
-------------------- ------------------ ------------------------------------------- ------------------------------------------------
Buying shares        In a lump sum      minimum initial investment:                 There is no limit to the amount you can invest
                                       o        $1,000                              in Investor A and C Shares. You can invest up to
                                                                                    $250,000 in Investor B Shares in total.
                                        minimum additional investment:
                                       o        $100 for all accounts               Investor B Shares are not available for Nations
                                                                                    Short-Term Municipal Income Fund.


                     Using our          minimum initial investment:                 You can buy shares monthly, twice a month or
                     Systematic         o        $100                               quarterly, using automatic transfers from your
                     Investment Plan    minimum additional investment:              bank account.
                                        o        $50

-------------------- ------------------ ------------------------------------------- ------------------------------------------------
Selling shares       In a lump sum      o       you can sell up to $50,000 of       We'll deduct any CDSC from the amount you're
                                          your shares by telephone, otherwise       selling and send you or your selling agent
                                          there are no limits to the amount you     the balance, usually within three business days
                                          can sell                                  of receiving your order.
                                        o       other restrictions may apply to
                                           withdrawals from retirement plan
                                           accounts

                     Using our          o       minimum $25 per withdrawal          Your account balance must be at least $10,000 to
                     Automatic                                                      set up the plan. You can make withdrawals
                     Withdrawal Plan                                                monthly, twice a month or quarterly. We'll send
                                                                                    your money by check or deposit it directly to
                                                                                    your bank account. No CDSC is deducted if you
                                                                                    withdraw 12% or less of the value of your shares
                                                                                    in a class.

-------------------- ------------------ ------------------------------------------- ------------------------------------------------
Exchanging shares    In a lump sum     o        minimum $1,000 per exchange         Investor A Shares:

                                                                                    o You can exchange Investor A Shares of a Fund
                                                                                      for Investor A Shares of all other Nations
                                                                                      Funds, except index funds. You generally won't
                                                                                      pay a front-end sales charge on the shares
                                                                                      you're buying, or a CDSC or redemption fee on
                                                                                      the shares you're selling.

                                                                                    Investor B Shares:

                                                                                    o You can exchange Investor B Shares of a Fund
                                                                                      for Investor B Shares of all other Nations
                                                                                      Funds, or for Investor C Shares of money
                                                                                      market funds. You won't pay a CDSC on the
                                                                                      shares you're selling.

                                                                                    Investor C Shares:

                                                                                    o You can exchange Investor C Shares of a Fund,
                                                                                      except money market funds, for Investor C
                                                                                      Shares of all other Nations Funds, except
                                                                                      money market funds or index funds, or for
                                                                                      Daily Shares of money market funds. You won't
                                                                                      pay a CDSC on the shares you're selling.



                     Using our         o        minimum $25 per exchange           o  Not available for Investor B Shares.
                     Automatic                                                     o  You must already have an investment in the
                     Exchange Feature                                                 Funds you want to buy and sell. You can make
                                                                                      exchanges monthly or quarterly.

        A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

        THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS:
        NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares-- or its NET ASSET VALUE PER SHARE. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the NET ASSET VALUE for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

o VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We and Stephens may refuse any order. If this happens, we'll return any money we've received to your selling agent.


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

    o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

    o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

    o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

    o Telephone orders may be difficult to complete during periods of significant economic or market change.

        THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.













        THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED FOR A FUND AT THE END OF EVERY BUSINESS DAY.

















    BUYING SHARES

    Here are some general rules for buying shares:

      o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at the net asset value per share.

      o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.

      o Selling agents are responsible for sending orders to us and ensuring we your money on time.

      O Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.


MINIMUM INITIAL INVESTMENT
    The minimum initial amount you can buy is usually $1,000.

MINIMUM ADDITIONAL INVESTMENT
    You can make additional purchases of as little as $100, or $50 if you buy shares through our Systematic Investment Plan.


SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

    Here's how the plan works:

    O    You can buy shares twice a month, monthly or quarterly.

    O You can choose to have us transfer your money on or about the 15th or the last day of the month.

    O Some exceptions may apply to employees of NationsBank and its affiliates, and to plans set up before August 0, 1997. For details, please contact your investment professional.

        FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE PAGE 0.




    SELLING SHARES

    Here are some general rules for selling shares:


    o We'll deduct any CDSC from the amount you're selling and send you the balance.

    o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

    o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

    o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

    o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

    o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

    o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

    We   may sell your shares:

    o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

    o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

    o    under certain circumstances allowed under the 1940 Act.


    AUTOMATIC WITHDRAWAL PLAN

    The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

    Here's how the plan works:


o   Your account balance must be at least $10,000 to set up the plan.

o If you set up the plan after you've opened your account, your signature must be guaranteed.

o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

o   We'll send you a check or deposit the money directly to your bank account.

o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

        YOU SHOULD MAKE SURE OUR YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.










    EXCHANGING SHARES

    You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

    Here's how exchanges work:

      o You must exchange at least $1,000, or $25 if you use Automatic Exchange Feature.


      o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.


      o You may only make an exchange into a Fund that is legally sold in your state of residence.

      o You generally may only make an exchange into a share class that is accepting investments.

      o We may limit the number of exchanges you can make within a specified period of time.

      o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

      O You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

    EXCHANGING INVESTOR A SHARES

    You can exchange Investor A Shares of a Fund for Investor A Shares of all other Nations Funds, except index funds.

    Here are some rules for exchanging Investor A Shares:

      o You won't pay a front-end sales charge on the shares of the Fund you're buying if:

      o  you're selling shares of a Fund other than a money market fund, and

      o the maximum sales charge that applies to the shares you're buying is equal to or less than:

      o the sales charge you paid on the shares of the Fund you're selling, plus

      o any sales charge you paid on Investor A Shares of any other Fund that you previously exchanged to buy those shares. You must tell First Data, Stephens or their agents about the previous exchange.

      o  You won't pay a CDSC on the shares you're selling. Any

         CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

      o You won't pay a redemption fee on the shares you're selling. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. The fee will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received shares of a money market fund. In that case, the fee will only be based on the period from when you bought the original shares until you sold them. Any redemption fee will be paid to the original Fund.

      o If you received Investor A Shares of Nations Short-Term Municipal Fund directly or indirectly from an exchange of Investor B Shares of another Fund, you can exchange these shares for:

      o  Investor B Shares of all Nations Funds, except money market funds, or

      o  Investor C Shares of a money market fund

    A CDSC will apply to the shares you buy, and to any Investor C Shares you buy through an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received through the exchange, unless you buy Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period you held the Investor B Shares.

    EXCHANGING INVESTOR B SHARES

    You can exchange Investor B Shares of a Fund for Investor B Shares of all other Nations Funds, or for Investor C Shares of money market funds.

    You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

    EXCHANGING INVESTOR C SHARES
    You can exchange Investor C Shares of a Fund, except money market funds, for:

      o Investor C Shares of all other Nations Funds, except money market funds or index funds

      o  Daily Shares of money market funds

    You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Daily Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

    You'll pay a CDSC when you sell your shares within 30 days of receiving them from an exchange. [Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.]

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

      o Send your request to First Data in writing or call [First Data's telephone number].

      o You must already have an investment in the Funds you want to buy and sell.

      o You can choose to have us transfer your money on or about the 15th or the last day of the month.

      o  The rules for making exchanges apply to automatic exchanges.

        THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A AND "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER 12B-1 OF THE 1940 ACT.








        YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.






    HOW SELLING AGENTS ARE PAID


Your selling agent may receive compensation in a number of ways when you invest in the Funds. The kind and amount of the compensation depends on which share class you choose.

Selling agents may pay a portion of their compensation to their investment professionals, under their own arrangements.

COMMISSIONS
Your selling agent may receive a commission when you buy a Fund. The amount of the commission depends on which share class you choose:

   o up to [0.00 % of the offering price per share] of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares.

   o up to [0.00 % of the net asset value per share] of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

   o up to [0.00 % of the net asset value per share] of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.



DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Selling agents may receive annual distribution (12b-1) shareholder servicing fees to cover the costs of selling shares and providing services to investors.


The amount of the fee depends on the class of shares you own:



                                                 Maximum annual distribution (12b-1)
                                                   and shareholder servicing fees
                                                (as an annual % of average daily net assets)

Investor A Shares                            0.25% combined distribution (12b-1) and servicing fee(1)

Investor B Shares                            0.75% distribution (12b-1) fee, 0.25% servicing fee

Investor C Shares                            0.75% distribution (12b-1) fee, 0.25% servicing fee

   (1) Nations Short-Term Municipal Income Fund pays this fee under a separate servicing plan.

Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment, and may cost you more than any sales charges you may pay.

We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

    OTHER COMPENSATION

    Selling agents may also receive:

o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

o   additional amounts on all sales of shares:

o   up to 1.00% of the offering price per share of Investor A Shares

o   up to 4.00% of the net asset value per share of Investor B Shares

o   up to 0.75% of the net asset value per share of Investor C Shares

o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.,] an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan or when a CDSC is deducted. Stephens may cancel any compensation program at any time.

BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

        THE POWER OF COMPOUNDING




        YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.






        REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.




        PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.








    DISTRIBUTIONS AND TAXES


ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINs if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

The Funds declare distributions of net investment income daily and pay them monthly.

A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay

        THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.






        FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.








any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

HOW TAXES AFFECT YOUR INVESTMENT

Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gains are generally subject to tax. Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income. Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

WITHHOLDING TAX

We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:


   o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

   o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

   o the IRS informs us that you're otherwise subject to backup withholding.

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

    Financial highlights


The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

[financial highlights tables for each Fund here]

        [INDEXES TO BE ADDED ONCE BENCHMARKS ARE PROVIDED FOR THE MONEY MARKET FUNDS AND ANY OTHER OUTSTANDING FIXED INCOME AND MONEY MARKET MODULES]





    TERMS USED IN THIS PROSPECTUS

ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some fixed securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

COMMERCIAL PAPER - a money market instrument issued by a large company.

COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.


GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

        WHERE TO FIND MORE INFORMATION


You'll find more information about the Municipal Bond Funds in the following documents:

    ANNUAL AND SEMI-ANNUAL REPORTS
    The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

    STATEMENT OF ADDITIONAL INFORMATION

    The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

    You can obtain a free copy of these documents by contacting Nations Funds:

    By telephone: 1-800-321-7854

    By mail:
    NATIONS FUNDS
    C/O STEPHENS INC.
    ONE BANK OF AMERICA PLAZA
    33RD FLOOR
    CHARLOTTE, NC  28255

    On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

    If you prefer, you can write or call the SEC's Public Reference
    Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

    PUBLIC REFERENCE SECTION OF THE SEC
    WASHINGTON, DC 20549-6009
    1-800-SEC-0330
    HTTP://WWW.SEC.GOV


SEC file numbers: [Nations Fund Trust, 811-04305][Nations Fund, Inc., 811-04614]

                               NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305



                                     PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
--------   ---------------------------------

(a)  Financial Statements:

     Included in Part A:

           Per Share Income and Capital Changes

     Included in Part B:

     Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Managed Index, Nations Managed SmallCap Index, Nations Managed Value Index, Nations Managed SmallCap Value Index, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond and Nations Virginia Municipal Bond
     Funds:

            Schedule of Investments for March 31, 1998
            Statements of Assets and Liabilities for March 31, 1998
            Statements of Operations for the fiscal year ended March 31, 1998 Statements of Changes in Net Assets for the fiscal year ended March 31, 1998 and the fiscal period ended March 31, 1997
            Schedule of Capital Stock Activity for the fiscal year ended March 31, 1998
            Notes to Financial Statements
            Report of Independent Accountants, dated May 28, 1998

 Included in Part C:

            Consent of Independent Accountants.

     (b) Exhibits
         --------

     Exhibit
     Number
     ------

     (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(d) Certificate and Amendment to Declaration of Trust, dated September 13, 1989, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(f) Certificate and Amendment dated November 26, 1990 to Declaration of Trust, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(g) Certificate pertaining to classification of shares dated July 18, 1991, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(h) Amendment dated March 25, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(i) Certificate relating to classification of shares dated March 26, 1992, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(j) Amendment dated September 21, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(k) Certificate pertaining to classification of shares creating "Investor B" Shares of the money market funds and creating "Investor C Shares" of the Non-Money Market Funds and relating to the establishment of Nations Intermediate Bond Fund and Nations Tennessee Municipal Bond Fund, dated March 26, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(m) Certificate relating to the establishment of the Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 21, 1993, is incorporated by reference to Post-Effective Amendment No.
            57, filed November 5, 1998.

     (1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

     (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, dated March 24, 1994, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(p) Certificate relating to the classification of shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

     (1)(q) Classification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees and last amended April 13, 1995, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (3) None.

     (4)(a) Specimen copies of share certificates, to be filed by amendment.

     (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (5)(c) Sub-Advisory Agreement among NBAI, Marsico Capital Management, LLC and the Registrant, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (6)(a) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (7) None.

     (8) Mutual Fund Custody Agreement between Registrant and The Bank of New York, dated October 19, 1998, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(a) Administration Agreement between Stephens Inc. and Registrant, dated September 1, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(c) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(d) Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., is incorporated by reference to Post-Effective Amendment No.
            57, filed November 5, 1998.

     (9)(e) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(f) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(g) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(h) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(h)(i)Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc., is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(j) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(k) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(l) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(m) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(n) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(o) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(p) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (10)   Opinion and Consent of Counsel to be filed by amendment.

     (11) Consent of Independent Accountants, PricewaterhouseCoopers LLP to be filed by amendment.

     (12)   N/A

     (13)   N/A

     (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(e) Distribution Plan for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(f) Form of Sales Support Agreement for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (16)(b) Schedules for Computation of Primary B Shares shall be filed by Amendment.

     (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (16)(e) Schedules for Computation of Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (16)(f) Schedules for Computation of Daily Shares (formerly Investor D Shares) to be filed by amendment.

     (17)      N/A

     (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 58, filed November 13, 1998.

     (19) Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas
            F. Keller and Richard H. Rose, are incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

Item 25. Persons Controlled By or Under Common Control with Registrant
-------  -------------------------------------------------------------

               Registrant is controlled by its Board of Trustees.

Item 27.   Indemnification
--------   ---------------

       Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

           1.   Administration Agreement with Stephens Inc.;

           2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

           3.   Distribution Agreement with Stephens Inc.;

           4.   Custody Agreement with The Bank of New York;

           5.   Transfer Agency Agreement with NationsBank Texas; and

           6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

           The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

           Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

           Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

        (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

        (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

        (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).



        (d) Marsico performs sub-investment advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to a Form ADV filed by Marsico with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54914).


Item 29.   Principal Underwriter
--------   ---------------------

     (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

     (c) Not applicable.

Item 30.   Location of Accounts and Records
--------   --------------------------------

     (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

     (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

     (3) Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202 (records relating to its function as sub-adviser to Nations Marscio Focused Equities Fund and Nations Marsico Growth & Income Fund).

     (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

     (5) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

     (6) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

     (7) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent).

     (7) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian)

Item 31.   Management Services
--------   -------------------

     Inapplicable.

Item 32.   Undertakings
--------   ------------

     (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of May, 1999.

                               NATIONS FUND TRUST

                                           By:                  *
                                              ------------------------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Trustees

                                           By:   /s/ Richard H. Blank, Jr.
                                              ------------------------------
                                                    Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                     DATE
       ----------                            -----                     ----

            *                      President and Chairman          May 6, 1999
------------------------------      of the Board of Trustees
(A. Max Walker)                   (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.           Treasurer and Secretary       May 6, 1999
------------------------------     (Principal Financial and
(Richard H. Blank, Jr.)                Accounting Officer)



            *                           Trustee                    May 6, 1999
------------------------------
(Edmund L. Benson, III)

            *                           Trustee                    May 6, 1999
------------------------------
(James Ermer)

            *                           Trustee                    May 6, 1999
------------------------------
(William H. Grigg)

            *                           Trustee                    May 6, 1999
------------------------------
(Thomas F. Keller)

            *                           Trustee                    May 6, 1999
------------------------------
(Carl E. Mundy, Jr.)

            *                           Trustee                    May 6, 1999
------------------------------
(Charles B. Walker)

            *                           Trustee                    May 6, 1999
------------------------------
(Thomas S. Word)

            *                           Trustee                    May 6, 1999
------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
 -------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                        [MORRISON & FOERSTER LETTERHEAD]


                                   May 7, 1999

                                                    Writer's Direct Dial Number
                                                          202-887-8773
VIA EDGAR
---------
Mr. Keith A. Gregory
Securities and Exchange Commission
450 Fifth Street, N.W.
Stop 5-5, Room 5508
Washington, D.C.  20549

        Re: Nations Fund Trust's Post-Effective Amendment No. 61
            Registration Nos. 2-97817; 811-4305
            -----------------------------------

Dear Keith:

        In connection with the registration of Nations Fund Trust (the "Trust") under the Investment Company Act of 1940 (the "1940 Act") and the issuance of an indefinite number of its securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting for filing on EDGAR, pursuant to Rule 485(a) of the 1933 Act, the Trust's Post-Effective Amendment No. 61 under the 1933 Act and Amendment No. 63 under the 1940 Act to the Trust's Registration Statement on Form N-1A.

        The Trust is filing this Post-Effective Amendment in order to file a model Bond Municipal Fund prospectus prepared under new Form N-1A.

        Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact me at the above number.


                              Very truly yours,

                              /s/ Steven G. Cravath

                              Steven G. Cravath

Enclosures
cc:  Francis E. Dalton
     Richard H. Blank, Jr.
     Edward Bedard
     Arthur Fritz
     Kelly J. Simeonides
     Robert B. Carroll
     Brian F. McNally
     Robert M. Kurucza
     Marco E. Adelfio